5. Convertible Debenture Receivable	12 Months Ended
Jul. 31, 2019
Notes
5. Convertible Debenture Receivable

5.      Convertible Debenture Receivable

MichiCann Medical Inc.

On February 25, 2019, pursuant to the terms of the Proposed Transaction, the Company advanced $15,000,000 to Michicann pursuant to a senior secured convertible debenture (the “MichiCann Debenture”). The MichiCann Debenture is non-interest bearing, other than in the event of default by MichiCann and matures on October 25, 2019 (the “Maturity Date”). The MichiCann Debenture is secured by way of first ranking security against the personal property of MichiCann. If the Proposed Transaction is not completed by the Maturity Date or MichiCann’s fails to comply with the terms of the MichiCann Debenture and MichiCann pursues an alternative go public transaction or a change of control transaction (an “Alternate Liquidity Transaction”), the Company may elect to convert, in whole or in part, the outstanding amount of the MichiCann Debenture into common shares of MichiCann at a price per MichiCann share that is the lesser if i) $2.50 per MichiCann Share and (ii) a 20% discount to the issue or effective price per Michicann Share under the Alternate Liquidity Transaction. If the Proposed Transaction is not complete by October 25, 2019, MichiCann may elect to prepay the outstanding amount under the MichiCann Debenture, with a prepayment penalty of 10%.

The initial fair value of the convertible debenture was determined to be $15,000,000 using the Black- Scholes option pricing and discounted cash flow models with following assumptions: estimated share price of $2.50; conversion price of $2.50; risk-free interest rate of 1.73%; dividend yield of 0%; stock price volatility of 125% ,an expected life of 0.50  years, and adjusted for a credit spread of 12.00% and a probability factor of  16% for the Alternate Liquidity Transaction.

As of July 31, 2019, the convertible debenture had an estimated fair value of $15,000,000 using the Black- Scholes option pricing and discounted cash flow models with following assumptions: estimated share price of $2.50; conversion price of $2.50; risk-free interest rate of 1.65%; dividend yield of 0%; stock price volatility of 52% an expected life of 0.07 years, and adjusted for a credit spread of 12.00% and a probability factor of 3% for the Alternate Liquidity Transaction. If the estimated volatility increase or decrease by 10%, the estimated fair value would increase or decrease by a nominal amount. During the year ended July 31, 2019, there was no change in the estimated fair value for the convertible debenture.

Subsequent to year end, the Company entered into various amendments to the MichiCann Debenture to extend the Maturity Date to November 30, 2019. Pursuant to the terms of the amendments, if the Proposed Transaction is not complete by January 31, 2020,  MichiCann may elect to prepay the outstanding amount under the MichiCann Debenture, with a prepayment penalty of 10%.

Harborside Inc.

On November 18, 2018 the Company entered into a non-binding memorandum of understanding (“MOU”) with FLRish, Inc., the parent company of Harborside Inc. (“Harborside”).  Pursuant to the terms of the MOU with FLRish, Inc., the Company has agreed to provide up to US$10 million in royalty financing to prospective dispensary operators licensing the 'Harborside' brand. Each potential dispensary financing transaction will be assessed by the Company on a case-by-case basis and will be subject to the satisfactory completion of due diligence by the Company and the consummation of definitive documentation with the prospective dispensary operator.

In addition, the Company purchased 3,029 units (“Units”) for $3,029,000 of senior unsecured convertible debenture units of FLRish, Inc (“Harborside Debenture”). Each Unit is comprised of: (A) one 12% unsecured convertible debenture, convertible into common shares of Harborside; (i) at the option of the holder at any time prior to the last business day immediately preceding the third anniversary date of the closing; and (ii) automatically upon a Harborside going-public transaction, at a conversion price equal to the lower of (i) $6.90; and (ii) a 10% discount to the price of the common shares of Harborside as part of a qualifying transaction; and (B) 87 common share purchase warrants exercisable for a period of two years following the closing into common shares of Harborside at an exercise price of $8.60 (subject to acceleration in the event of a “going public transaction”).

The initial fair value of the convertible debenture was determined to be $2,492,303 using the Black- Scholes option pricing and discounted cash flow models with following assumptions: estimated share price of $5.95; conversion price of $6.90; risk-free interest rate of 1.91%; dividend yield of 0%; stock price volatility of 81%, an expected life of 0.53 years, and adjusted for a credit spread of 30.00% and a probability factor of 50% for the going public transaction.  (See Note 8 (ii) for initial fair value of the warrants).

During the year ended July 31, 2019, Harborside completed a reverse-take over (“RTO”) of Lineage Grow Company. On June 10, 2019 Harborside commenced trading on the Canadian Securities Exchange under the symbol “HBOR.” Following the completion of the RTO, the debentures and accrued interest were converted into 567,205 common shares with an estimated fair value of $ 3,573,392. The Company recognized a realized gain on change in fair value of investments in equity investments and convertible debentures of $865,790 for the year ended July 31, 2019.